FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS

35.	FINANCIAL INSTRUMENTS

Interest rate risk management

In certain situations, we may enter into financial instruments to reduce the risk associated with fluctuations in interest rates.  We have entered into swaps that convert floating rate interest obligations to fixed rates, which from an economic perspective hedge the interest rate exposure.  We do not hold or issue instruments for speculative or trading purposes.  The counterparties to such contracts are major banking and financial institutions.  Credit risk exists to the extent that the counterparties are unable to perform under the contracts; however we do not anticipate non-performance by any of our counterparties.

We manage our debt portfolio with interest rate swap agreements in U.S. dollars to achieve an overall desired position of fixed and floating interest rates.  We hedge account for certain of our interest rate swap arrangements designated as cash flow hedges.  The net gains and losses have been reported in a separate component of accumulated other comprehensive income to the extent the hedges are effective.  The amount recorded in accumulated other comprehensive income will subsequently be reclassified into earnings in the same period as the hedged items affect earnings.  As at December 31, 2014, we do not expect any material amounts to be reclassified from accumulated other comprehensive income to earnings during the next twelve months.

For the years ended December 31, 2014, 2013 and 2012 we recognized a net gain of $ 0.9 million, $0.5 million and net loss of $0.5 million, respectively, in earnings relating to the ineffective portion of our interest rate swap agreements designated as hedges.

As of December 31, 2014, we have entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below:

Instrument (in thousands of $)	Year end	Notional value	Maturity Dates	Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	2014	1,475,937	2015/ 2021	1.13% to 4.52%
Receiving floating, pay fixed	2013	1,638,020	2014/ 2021	1.13% to 4.52%

The effect of cash flow hedging relationships relating to swap agreements on the consolidated statements of operations is as follows:

(in thousands of $)	Effective portion gain/ (loss) reclassified from Accumulated Other Comprehensive Loss			Ineffective Portion
Derivatives designated as hedging instruments	2014	2013	2012	2014	2013	2012
Interest rate swaps Other financial items, net	3,235	(1,644)	—	876	542	(535)
Interest rate swaps Gain on sale of the Golar Maria, net	—	2,370	—	—	—	—

The effect of cash flow hedging relationships relating to interest rate swap agreements to the consolidated statements of changes in equity is as follows:

(in thousands of $)	Amount of gain recognized in other comprehensive income on derivative (effective portion)
Derivatives designated as hedging instruments	2014	2013	2012
Interest rate swaps	3,483	4,147	1,547

As of December 31, 2014 and 2013, our accumulated other comprehensive gain included $4.0 million and $2.7 million of unrealized losses, respectively, on interest rate swap agreements designated as cash flow hedges. Additionally, as of December 31, 2014, our accumulated other comprehensive gain included $0.6 million (2013: $0.9 million) of unrealized gains being our share of Golar Partners' other comprehensive income on swap agreements designated as cash flow hedges.

As of December 31, 2014, we do not expect any material amounts to be reclassified from accumulated other comprehensive income to earnings during the next twelve months.

Foreign currency risk

The majority of the vessels' gross earnings are receivable in U.S. dollars.  The majority of our transactions, assets and liabilities are denominated in U.S. dollars, our functional currency.  However, we incur expenditure in other currencies which includes the the .  There is a risk that currency fluctuations will have a negative effect on the value of our cash flows.

In October 2012, Golar Partners issued NOK denominated senior unsecured bonds in which we also participated. In order to hedge our exposure, we entered into a currency swap that converted our NOK bonds to USD in a fixed rate. The swap hedged the full amount of the NOK bonds. In November 2013, we sold our participation in Golar Partner's high yield bonds, accordingly, the currency swap was also terminated in January 2014.

Equity price risk

Our Board of the Directors have approved a share repurchase scheme, which is being partly financed through the use of total return swap or equity swap facilities with third party banks, indexed to our own shares. We carry the risk of fluctuations in the share price of those acquired shares. The banks are compensated at their cost of funding plus a margin. As at December 31, 2014, the counterparty to the equity swap transactions had acquired 3.5 million shares in the Company at an average price of $40.39.  The effect of our total return swap facilities in our consolidated statement of operations as at December 31, 2014 is a loss of $13.7 million. There is at present no obligation for us to purchase any shares from the counterparty.

In addition to the above equity swap transactions linked to our own securities, we may from time to time enter into short-term equity swap arrangements relating to securities of other companies.

Fair values

We recognize our fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on reliability of inputs used to determine fair value as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data.

There have been no transfers between different levels in the fair value hierarchy during the year.

	Fair value	2014	2014	2013	2013
(in thousands of $)	Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	191,410	191,410	125,347	125,347
Restricted cash and short-term investments	Level 1	74,587	74,587	26,543	26,543
Investment in available-for-sale securities	Level 1	275,307	275,307	267,352	267,352
Cost method investments	Level 1/3	204,172	248,314	204,172	218,647
Short-term debt due from related parties	Level 1	20,000	20,000	—	—
Long-term debt – convertible bond (1)	Level 1	238,037	251,555	233,020	254,063
Long-term debt – floating (1)	Level 1	1,142,750	1,142,750	434,008	434,008
Long-term debt - due to related party (1)	Level 1	—	—	50,000	50,000
Derivatives:
Interest rate swaps asset (2) (3)	Level 2	12,603	12,603	46,827	46,827
Interest rate swaps liability (2)	Level 2	3,038	3,038	11,401	11,401
Foreign currency swaps liability	Level 2	—	—	729	729
Total return equity swap liability	Level 2	13,656	13,656	—	—

(1) Our debt obligations are recorded at amortized cost on the balance sheet.
(2) Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.
(3) The fair value/carrying value of interest rate swap agreements that qualify and are designated as a cash flow hedge as at December 31, 2014 and 2013, was $0.4 million (with a notional value of $100.9 million) and $5.3 million (with a notional value of $128.0 million), respectively. The expected maturity of these interest rate agreements is from January 2015 to April 2015.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument.

The carrying values of accounts receivable, accounts payable, accrued liabilities and working capital facilities approximate fair values because of the short maturity of these instruments.

The carrying value of cash and cash equivalents, which are highly liquid, is a reasonable estimate of fair value.

The carrying value for restricted cash and short-term investments is considered to be equal to the estimated fair value since restricted cash bears variable interest rates which are adjusted on a quarterly basis and short-term investments are placed for periods of less than six months.

The carrying value of the investment in available-for-sale ("AFS") securities reported in the balance sheet represents unrealized gains and losses on these securities, which are recognized directly in equity unless a gain is realized upon sale of these units or an unrealized loss is considered "other than temporary" in which case it is transferred to the statement of operations. The basis of valuation of the investment in AFS securities is at the market value of the quoted security.

The carrying value of cost method investments refers to our holdings in Golar Partners, (representing the general partner units and IDRs which were measured at fair value as of the deconsolidation date December 13, 2012 and subsequently (see note 6)) and OLT‑O (classified as level 3 in the fair value hierarchy). As at December 31, 2014, we did not identify any events or changes in circumstances that would indicate the carrying values of our investments in Golar Partners and OLT-O were not recoverable.  The fair value of our general partner units was based on the share price of the publicly traded common units of Golar Partners adjusted for restrictions over the transferability and reduction in voting rights. While the fair value of the IDRs was determined using a Monte Carlo simulation method. Refer to note 5 for further details. For our investment in OLT-O, as we have no established method of determining the fair value of this investment, we did not estimate the fair value of this investment as at December 31, 2014.

The carrying value of short-term debt due from related party refers to our revolving credit facility with Golar Partners. The carrying amount of this receivable approximates its fair value because of the short maturity of this instrument.

The estimated fair value for the liability component of the unsecured convertible bonds is based on the quoted market price as at the balance sheet date.

The estimated fair values for both the floating long-term debt and long-term debt to a related party are considered to be equal to the carrying values since they bear variable interest rates, which are adjusted on a quarterly or six-monthly basis.

The estimated fair value of the financial guarantees is considered to be equal to the carrying amount. The financial guarantees were fair valued as of the deconsolidation date, December 13, 2012 (see note 6). We did not identify any material changes in the fair value of the financial guarantees as at December 31, 2014.

The fair value of our derivative instruments is the estimated amount that we would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties.

The fair value measurement of a liability must reflect the non-performance of the entity. Therefore, the impact of our credit worthiness has also been factored into the fair value measurement of the derivative instruments in a liability position.

The credit exposure of interest rate swap agreements is represented by the fair value of contracts with a positive value at the end of each period, reduced by the effects of master netting arrangements. It is our policy to enter into master netting agreements with counterparties to derivative financial instrument contracts, which give us the legal right to discharge all or a portion of the amounts owed to the counterparty by offsetting them against amounts that the counterparty owes to us.

The following table summarizes the fair value of derivative instruments on a gross basis recorded in our consolidated balance sheets as of December 31, 2014 and 2013:

	Balance sheet classification	2014	2013
(in thousands of $)
Asset Derivatives
Interest rate swaps not designated as hedges	Other non-current assets	12,603	46,827

Liability Derivatives
Interest rate swaps designated as hedges	Other current liabilities	365	6,072
Interest rate swaps not designated as hedges	Other current liabilities	2,673	5,329
Total return equity swap not designated as hedge	Other current liabilities	13,656	—
Foreign currency swap not designated as hedge	Other current liabilities	—	729
Total liability derivatives		16,694	12,130

We have elected not to offset the fair values of derivative assets and liabilities executed with the same counterparty that are generally subject to enforceable master netting arrangements. However, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2014 and 2013 would be adjusted as detailed in the following table:

	2014			2013
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
(in thousands of $)
Total asset derivatives	12,603	(292)	12,311	46,827	(4,327)	42,500
Total liability derivatives	16,694	(292)	16,402	12,130	(4,327)	7,803

The total return equity swap has a credit arrangement that requires us to provide cash collateral equaling 20% of the initial purchase price and to subsequently post additional cash collateral that corresponds to any further unrealized loss. As at December 31, 2014 cash collateral amounting to $46.1 million has been provided (see note 23).

Concentrations of risk

There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Nordea Bank of Finland PLC, DNB Bank ASA and Citi Bank. However, we believe this risk is remote, as they are established and reputable establishments with no prior history of default.

There is a concentration of financing risk with respect to our long-term debt to the extent that a substantial amount of our long-term debt is carried with K-Sure, KEXIM and Commercial, lenders of our $1.125 billion facility. We believe these counterparties to be sound financial institutions. Therefore, we believe this risk is remote.

We have a substantial equity investment in our former subsidiary, Golar Partners, that from December 13, 2012 is considered as our affiliate and not our controlled subsidiary.  As of December 31, 2014, our ownership interest was 41.4% and the aggregate value of the investments recorded in our balance sheet as of December 31, 2014 was $801.0 million being the aggregate of our ownership interest (common, subordinated and general partner interests) plus IDRs. Accordingly, the value of our investment and the income generated from Golar Partners is subject to specific risks associated with its business. Golar Partners operates in the same business as us and as of December 31, 2014 had a fleet of nine vessels managed by us, under contract, operating under medium to long-term charters with a concentrated number of charterers; BG Group, Petrobras, Pertamina, DUSUP, Nusantara Regas, KNPC and Eni.

There is a concentration of supplier risk with respect to our remaining four newbuilds (seven having been delivered in 2014) of which three are currently under construction by Samsung Heavy Industries Co Ltd ("Samsung") and one currently under construction by Hyundai Samho Heavy Industries Co., Ltd ("Hyundai") as at December 31, 2014. In addition, a further concentration of supplier risk exists in relation to our vessels undergoing FLNGV conversion with Keppel and Black and Veatch.  However, we believe this risk is remote as Samsung, Hyundai and Keppel are global leaders in the shipbuilding and vessel conversion sectors while B&V is a global engineering, procurement and construction company.  As is typical with newbuilding and conversion contracts, we have entered into either refund guarantee agreements with several banks in respect of newbuilding yards or we have been given guarantees by conversion yards .